Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. As of June 30, 2026, Pyxis holds a 100% ownership interest in the following four vessel-owning companies:

●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”);
●	TENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Tenthone”);
●	ELEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eleventhone”);
●	DRYTWO CORP., established under the laws of the Republic of the Marshall Islands (“Drytwo”)

As of June 30, 2026, the Company held a 60% equity interest in DRYKON MARITIME Corp. (“Drykon”), representing an initial equity investment of $6,780. Drykon owns, through its wholly owned subsidiary, DRYONE CORP. (“Dryone”), the 2016 Japanese-built Ultramax dry-bulk carrier “Konkar Ormi.” The remaining 40% equity interest is held by an entity related to the Company’s Chairman and Chief Executive Officer.

As of June 30, 2026, the Company held a 60% equity interest in ACCUSHIP MARITIME Ltd. (“Accuship”), representing an initial equity investment of $8,700. Accuship owns, through its wholly owned subsidiary, DRYTHREE CORP. (“Drythree”), the 2015 Chinese-built Kamsarmax dry-bulk carrier “Konkar Venture.” The remaining 40% equity interest is held by an entity related to the Company’s Chairman and Chief Executive Officer. The “Konkar Venture” is a sister ship to the Company’s eco-efficient “Konkar Asteri.”

The Company consolidates Drykon and Accuship in accordance with ASC 810 as a result of its control over those entities. Accordingly, the Company recognizes the interests held by the other shareholder as non-controlling interests in the accompanying unaudited interim Consolidated Financial Statements.

Pyxis also currently holds a 100% ownership interest in the following non-vessel owning companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Secondone”) that owned the vessel “Northsea Alpha” that was sold to an unaffiliated third party on January 28, 2022;
●	THIRDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Thirdone”) that owned the vessel “Northsea Beta” that was sold to an unaffiliated third party on March 1, 2022;
●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Fourthone”) that owned the vessel “Pyxis Malou” that was sold to an unaffiliated third party on March 23, 2023;
●	SIXTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Sixthone”) that owned the vessel “Pyxis Delta” that was sold to an unaffiliated third party on January 13, 2020;
●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone”) that owned the vessel “Pyxis Epsilon” that was sold to an unaffiliated third party on December 15, 2023;
●	MARITIME TECHNOLOGIES CORP, established under the laws of Delaware;
●	TWELFTHONE CORP., established on May 15, 2025 under the laws of the Republic of the Marshall Islands (“Twelfthone”);
●	DRYFOUR CORP., established on May 15, 2025 under the laws of the Republic of the Marshall Islands (“Dryfour”) and
●	DRYFIVE CORP., established on April 15, 2026 under the laws of the Republic of the Marshall Islands (“Dryfive”).

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	31-May-2011	Pyxis Theta	51,795	2013	16-Sep-2013
Tenthone	22-Apr-2021	Pyxis Karteria	46,652	2013	15-Jul-2021
Eleventhone	11-Sep-2021	Pyxis Lamda	50,145	2017	20-Dec-2021
Dry-bulk fleet
Dryone	04-Jul-2023	Konkar Ormi	63,520	2016	14-Sep-2023
Drytwo	24-Nov-2023	Konkar Asteri	82,013	2015	15-Feb-2024
Drythree	29-May-2024	Konkar Venture	82,099	2015	28-Jun-2024

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

1. Basis of Presentation and General Information: – Continued:

The accompanying unaudited interim Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim Consolidated Financial Statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2026. These unaudited interim Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and footnotes for the year ended December 31, 2025, included in the Company’s Annual Report on Form 20-F filed with the SEC on April 1, 2026 (the “2025 Annual Report”).

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentis, the Company’s Chairman, Chief Executive Officer and Class I Director, provides certain ship management services to the tanker Vessel-owning companies, as discussed in Note 3.

KONKAR SHIPPING AGENCIES S.A. (“Konkar Agencies”), was formed in June 1973, under the laws of the Republic of Panama and has an office established in Greece under Law 89/1967 as amended. The Company, which is beneficially owned by our Chief Executive Officer and Chairman, provides a wide range of shipping services to the dry-bulk carrier Vessel-owning companies, as discussed in Note 3.

With effect from the delivery of each tanker vessel, the crewing and technical management of the vessels were contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third-party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship-management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice.